Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Recognition [Abstract]
Schedule of deferred revenues from contracts with customers
	January, 1	December 31,
	2021	2021	2022
Trade receivables (net of allowance for credit losses of $3,967, $5,071 and $5,416 at January 1, 2021, December 31, 2021 and 2022, respectively)	$91,986	$116,975	$118,126
Unbilled receivables	14,842	19,614	26,114
Contract assets	4,231	5,482	4,240
Long-term unbilled receivables *)	-	-	2,548
Long-term trade receivables *)	1,410	1,318	735
Deferred revenues (short-term contract liabilities)	$8,793	$10,771	$9,808

*)	Included in Other long-term receivables in the consolidated statements of financial position.

Schedule of past due but not impaired trade receivables
	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 days	31-60 days	61-90 days	91-120 days	Over 121 days	Total	Unpaid deferred revenues	Allowance for credit losses	Total trade receivables, net
December 31, 2022	$67,793	$24,150	$16,869	$12,863	$4,125	$13,311	$139,111	$(15,569)	$(5,416)	$118,126
December 31, 2021	$66,316	$27,776	$13,658	$11,454	$5,939	$10,391	$135,534	$(13,488)	$(5,071)	$116,975

Schedule of revenue by timing of revenue recognition
	Year ended December 31,
	2021	2022

Products and services transferred over time	$449,391	$533,862
Products transferred at a point in time	30,934	32,930
	$480,325	$566,792